SUBSEQUENT EVENTS (Details Narrative) - 12 months ended Jun. 30, 2022	CAD ($)	USD ($)
SUBSEQUENT EVENTS (Details Narrative)
Promissory notes Issued (Canadian)	$ 773,160
Promissory notes Repaid (Canadian)	257,720
Promissory notes Repaid (US)		$ 200,000
Aggregate Amount of Promissory Notes (Canadian)	$ 773,160
Promissory notes Issued (US)		600,000
Aggregate Amount of Promissory Notes (US)		$ 600,000